Non-Public


                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: DigiLog Global Equity LLC
Address:  71 S. Wacker Dr. Suite 1900 Chicago, IL 60606

13 File Number: 028-12769

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name: Terry Regas
Title: Chief Compliance Officer
Phone: 312-264-2196
Signature, Place and Date of Signing: February 5, 2009


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    8829

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADC TELECOMMUNICATIO NS INC CO COMMON STOCK     000886309       90    16500 SH       SOLE     00           16500        0        0
D AFFYMETRIX INC  COM STK        COMMON STOCK     00826T108       98    32700 SH       SOLE     00           32700        0        0
D AMER INTL GROUP INC COM        OPTIONS - CALLS  99OBBHBM3       39    25000 SH  CALL SOLE     00           25000        0        0
D BOYD GAMING CORP  COM STK      COMMON STOCK     103304101       93    19700 SH       SOLE     00           19700        0        0
D BRINKER INTL INC  COM STK      COMMON STOCK     109641100      117    11100 SH       SOLE     00           11100        0        0
D BROOKDALE SR LIVING INC COM ST COMMON STOCK     112463104      117    20900 SH       SOLE     00           20900        0        0
D BRUNSWICK CORP  COM STK        COMMON STOCK     117043109      105    24900 SH       SOLE     00           24900        0        0
D CBS CORP NEW CL B COM STK      COMMON STOCK     124857202       99    12100 SH       SOLE     00           12100        0        0
D CYPRESS SEMICONDUCTO R CORP CO COMMON STOCK     232806109       77    17200 SH       SOLE     00           17200        0        0
D DEL MONTE FOODS CO  COM STK    COMMON STOCK     24522P103      104    14500 SH       SOLE     00           14500        0        0
D DILLARDS INC CL A COM STK      COMMON STOCK     254067101       62    15600 SH       SOLE     00           15600        0        0
D EXPEDIA INC DEL  COM STK       COMMON STOCK     30212P105       87    10600 SH       SOLE     00           10600        0        0
D GANNETT CO INC  COM STK        COMMON STOCK     364730101       88    11000 SH       SOLE     00           11000        0        0
D HEALTH MGMT ASSOC IN C NEW CL  COMMON STOCK     421933102       39    22000 SH       SOLE     00           22000        0        0
D INTEGRATED DEVICE TE CHNOLOGY  COMMON STOCK     458118106       75    13300 SH       SOLE     00           13300        0        0
D KING PHARMACEUTICALS  INC COM  COMMON STOCK     495582108      123    11600 SH       SOLE     00           11600        0        0
D LENNAR CORP CL A COM STK       COMMON STOCK     526057104      101    11600 SH       SOLE     00           11600        0        0
D LIBERTY MEDIA HLDG C ORP COM S COMMON STOCK     53071M104       99    31600 SH       SOLE     00           31600        0        0
D LOUISIANA-PAC CORP  COM STK    COMMON STOCK     546347105       24    15600 SH       SOLE     00           15600        0        0
D MACYS INC  COM STK             COMMON STOCK     55616P104      110    10600 SH       SOLE     00           10600        0        0
D MARVELL TECHNOLOGY G ROUP LTD  COMMON STOCK     G5876H105       80    12000 SH       SOLE     00           12000        0        0
D MERRILL LYNCH & CO I NC COM ST COMMON STOCK     590188108     1964   168703 SH       SOLE     00          168703        0        0
D MICRON TECHNOLOGY IN C COM STK COMMON STOCK     595112103       77    29100 SH       SOLE     00           29100        0        0
D MYLAN INC COM STK              COMMON STOCK     628530107      115    11600 SH       SOLE     00           11600        0        0
D OIL SVC HOLDRS TR DEPOSTRY RCP HOLDERS US ETF'S 678002106     2294    31100 SH       SOLE     00           31100        0        0
D ON SEMICONDUCTOR COR P /  SEMI COMMON STOCK     682189105       48    14200 SH       SOLE     00           14200        0        0
D PULTE HOMES INC  COM STK       COMMON STOCK     745867101      127    11600 SH       SOLE     00           11600        0        0
D QWEST COMMUNICATIONS  INTL INC COMMON STOCK     749121109      105    28900 SH       SOLE     00           28900        0        0
D SMURFIT-STONE CONTAINER CORP   COMMON STOCK     832727101       55   216200 SH       SOLE     00          216200        0        0
D SPRINT NEXTEL CORP             COMMON STOCK     852061100       81    44000 SH       SOLE     00           44000        0        0
D UNISYS CORP USD COM            COMMON STOCK     909214108       43    50000 SH       SOLE     00           50000        0        0
D VERIFONE HLDGS INC  COM STK    COMMON STOCK     92342Y109       49    10100 SH       SOLE     00           10100        0        0
D VIRGIN MEDIA INC  COM STK      COMMON STOCK     92769L101       73    14600 SH       SOLE     00           14600        0        0
D WACHOVIA CORP  COM STK         COMMON STOCK     929903102     1878   339026 SH       SOLE     00          339026        0        0
D WYNDHAM WORLDWIDE CO RP        COMMON STOCK     98310W108       93    14200 SH       SOLE     00           14200        0        0
S REPORT SUMMARY                 35 DATA RECORDS                8829        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


Non-Public